Expense Example, No Redemption - A C I Shares - JPMorgan Intermediate Tax Free Bond Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	439	629	836	1,430	122	426	751	1,536	41	185	342	798